UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 118.8%
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,950,000		$1,919,541	(a)
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	550,000		555,500
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,050,000		1,071,472	(a)

Total Auto Components					3,546,513

Automobiles - 1.3%
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,300,000		1,306,937
General Motors Co., Senior Notes	4.875%	10/2/23	1,500,000		1,592,373
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		831,622

Total Automobiles					3,730,932

Diversified Consumer Services - 0.1%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	142,953	(b)

Hotels, Restaurants & Leisure - 4.3%
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	252,000		264,293	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	4,140,000		4,036,500	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	700,000		735,000
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	750,000		783,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	920,000		943,000	(a)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	280,000		288,750	(a)
MGM Resorts International, Senior Notes	11.375%	3/1/18	1,000,000		1,098,750
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	318,240	GBP	445,010	(b)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	700,000		707,560	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	330,000		354,338	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	623,000		643,378	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	620,000		654,100	(a)
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	920,000	GBP	1,215,750	(b)

Total Hotels, Restaurants & Leisure					12,170,179

Media - 10.3%
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	100,000		106,500	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,330,000		2,454,163
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		814,110
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	3,660,000		4,174,874
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		1,964,614
DISH DBS Corp., Senior Notes	5.875%	7/15/22	420,000		437,640
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000		324,800
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		1,810,419
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	970,509		368,793	(c)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,210,000		1,222,100	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,610,000		2,688,300	(a)
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,500,000		1,674,977
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,577,735	(a)

UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	910,000	EUR	1,042,808	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	1,000,000		930,093
Viacom Inc., Senior Notes	4.375%	3/15/43	4,050,000		3,329,529
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,000,000		1,045,630	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,500,000		1,528,125	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	1,240,000		1,238,450	(a)

Total Media					28,733,660

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Multiline Retail - 0.4%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	710,000		$755,440
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000		151,200
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	600,000		373,500	(a)

Total Multiline Retail					1,280,140

Specialty Retail - 0.9%
GameStop Corp., Senior Notes	6.750%	3/15/21	760,000		775,200	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	330,000		325,050	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	720,000		756,000
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	710,000		720,650	(a)

Total Specialty Retail					2,576,900

TOTAL CONSUMER DISCRETIONARY					52,181,277

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	940,000		987,072
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,740,000		1,869,324
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	830,000		767,750	(a)

Total Beverages					3,624,146

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,725,585

Food Products - 1.4%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	803,586	(b)
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	740,000		692,935
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	700,000		738,062
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	930,000		934,650	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	540,000		542,025	(a)
Smithfield Foods Inc., Senior Notes	4.250%	2/1/27	120,000		121,511	(a)

Total Food Products					3,832,769

Household Products - 0.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	420,000		451,500

Tobacco - 1.9%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	420,000		360,150
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,849,134
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,619,234
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		629,744

Total Tobacco					5,458,262

TOTAL CONSUMER STAPLES					15,092,262

ENERGY - 16.7%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	4.700%	3/15/21	160,000		159,184
Pride International Inc., Senior Notes	7.875%	8/15/40	670,000		631,475

Total Energy Equipment & Services					790,659

Oil, Gas & Consumable Fuels - 16.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,654,730
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	690,000		696,036

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	870,000	$1,011,375	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000	472,350
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000	1,488,750
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	180,000	186,300	(a)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	786,040	825,389	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000	540,400
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000	1,843,875
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	2,667,000
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000	1,404,675
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	1,520,000	1,610,688
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	730,000	746,425	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000	315,356	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,110,000	1,237,650	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	1,160,000	1,173,050	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	180,000	170,100	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	630,000	666,225	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	800,000	888,000	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	640,000	644,800
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000	935,025
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000	154,313
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000	737,841
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000	382,470
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	823,676
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	910,000	894,712
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000	998,534	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000	440,214	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000	2,533,801	(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,086,009	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	354,750	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000	2,992,866	(a)
RSP Permian Inc., Senior Notes	5.250%	1/15/25	810,000	830,250	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	590,625
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	2,190,000	2,304,975	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	590,000	612,862	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	620,000	645,575	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	120,000	125,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000	371,025
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,283,691
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,754,375	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	790,000	807,775
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	390,000	395,850
Williams Cos. Inc., Debentures	7.500%	1/15/31	340,000	397,800
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	424,625
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	549,450

Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	457,875
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000	661,297
WPX Energy Inc., Senior Notes	7.500%	8/1/20	260,000	283,400
WPX Energy Inc., Senior Notes	6.000%	1/15/22	360,000	376,200
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000	457,000

Total Oil, Gas & Consumable Fuels				45,907,885

TOTAL ENERGY				46,698,544

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 32.5%
Banks - 21.8%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	$1,524,719	(b)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,619,761	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	170,000		182,538	(d)(e)
Bank of America Corp., Senior Notes	7.750%	4/30/18	800,000	GBP	1,091,560
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000		504,548
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000		4,584,937
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	240,000		251,083	(d)(e)
BNP Paribas Fortis SA, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,343,653
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,620,000		1,642,275	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		115,500
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		386,650
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,668,202
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	500,000		508,084
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,469,429
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,343,979	(a)(d)(e)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	500,000		529,005
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,530,000		2,797,623	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	503,789	(b)(d)(e)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	560,000		596,918	(a)(d)(e)
Credit Agricole SA, Subordinated Bonds	8.125%	9/19/33	900,000		975,674	(a)(d)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	530,000		525,161	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,070,000		2,077,763	(d)(e)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	3,824,158	(d)
Intesa Sanpaolo SpA, Junior Subordinated Notes	8.375%	10/14/19	450,000	EUR	550,383	(b)(d)(e)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	7,870,000		8,106,100	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	250,000		258,135	(d)(e)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	680,000		687,580
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	550,000		557,227
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	3,228,346	(d)
National Capital Trust I, Junior Subordinated Bond	5.620%	12/17/18	266,000	GBP	348,960	(b)(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	510,000		527,850	(d)(e)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,420,000	AUD	1,090,167	(b)(d)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	650,000	GBP	838,154	(b)(d)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,161,816	(a)
Societe Generale SA, Junior Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,000,097	(b)(d)(e)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,400,002	(b)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,354,045	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/3/17	3,660,000		3,618,825	(d)(e)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,910,000		2,995,700	(d)(e)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	110,000		117,081	(d)(e)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	500,000		512,972
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	700,000		702,800

Total Banks					61,123,249

Capital Markets - 2.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		476,067
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/3/17	59,000		47,525	(d)(e)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	500,000		486,190
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,411,970
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	866,288
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,480,000		1,536,718

Total Capital Markets					6,824,758

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 1.6%
FirstCash Inc., Senior Notes	6.750%	4/1/21	570,000		$599,925
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,430,000		1,540,825
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	810,000		831,263	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,470,000		1,511,527	(a)

Total Consumer Finance					4,483,540

Diversified Financial Services - 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	430,000		447,067
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	380,000		399,536
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,250,000	GBP	2,027,184	(b)
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		1,022,481
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,000,000		3,025,120
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,260,000		1,362,312
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		365,409
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	580,000	GBP	739,216	(b)(d)(e)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	420,000		417,900	(a)

Total Diversified Financial Services					9,806,225

Insurance - 3.2%
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		2,008,760	(a)(d)(e)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,240,255	(b)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,604,264	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	370,000	GBP	480,508	(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		375,000	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Junior Subordinated Bonds	5.767%	6/12/17	500,000	EUR	549,919	(b)(d)(e)
Scottish Widows PLC, Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,236,663	(b)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,363,380

Total Insurance					8,858,749

TOTAL FINANCIALS					91,096,521

HEALTH CARE - 5.4%
Biotechnology - 0.5%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	960,000		946,462
Celgene Corp., Senior Notes	5.000%	8/15/45	510,000		531,753

Total Biotechnology					1,478,215

Health Care Equipment & Supplies - 0.1%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	320,000		270,400

Health Care Providers & Services - 3.9%
Aetna Inc., Senior Notes	3.200%	6/15/26	710,000		710,447
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		505,104
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		394,050
Centene Corp., Senior Notes	4.750%	1/15/25	1,430,000		1,414,799
DaVita Inc., Senior Notes	5.750%	8/15/22	330,000		344,025
DaVita Inc., Senior Notes	5.125%	7/15/24	420,000		415,538
DaVita Inc., Senior Notes	5.000%	5/1/25	1,830,000		1,790,655

HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		491,150
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		2,893,390
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	380,000		408,500	(a)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,411,391

Total Health Care Providers & Services					10,779,049

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.9%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	290,000		$286,799
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	650,000		643,465
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	1,000,000		881,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	800,000		676,096	(a)

Total Pharmaceuticals					2,487,610

TOTAL HEALTH CARE					15,015,274

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	630,000		633,150	(a)

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	700,000		725,375	(a)

Airlines - 1.2%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,022,137		1,042,089
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	950,000	GBP	1,202,569	(b)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,228,790	(b)

Total Airlines					3,473,448

Building Products - 0.8%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,203,225	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	380,000		399,000	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	550,000		573,375	(a)

Total Building Products					2,175,600

Commercial Services & Supplies - 1.9%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	490,000		494,337	(a)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	410,000		394,625	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	680,000		742,900	(a)
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,614,401
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	550,000		555,500
West Corp., Senior Notes	5.375%	7/15/22	1,430,000		1,381,737	(a)

Total Commercial Services & Supplies					5,183,500

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	720,000		781,200	(a)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	530,000		537,950	(a)

Total Construction & Engineering					1,319,150

Electrical Equipment - 0.0%
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	113,804	(a)

Machinery - 0.8%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,450,000		1,464,500	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	770,000		787,363	(a)

Total Machinery					2,251,863

Marine - 0.0%
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	630,000		113,400	*(f)

Road & Rail - 0.8%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,209,975
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,132,000		1,001,820	(a)

Total Road & Rail					2,211,795

Trading Companies & Distributors - 0.5%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	190,000		178,600	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,080,000		1,143,461

Total Trading Companies & Distributors					1,322,061

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 0.5%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	1,500,000		$1,471,200	(a)

TOTAL INDUSTRIALS					20,994,346

INFORMATION TECHNOLOGY - 2.8%
Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	380,000		408,975

Software - 0.5%
Microsoft Corp., Senior Notes	2.875%	2/6/24	1,330,000		1,328,020

Technology Hardware, Storage & Peripherals - 2.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	690,000		728,094	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	400,000		438,190	(a)
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,137,028
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	2,330,000		2,264,469
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	520,000		489,538

Total Technology Hardware, Storage & Peripherals					6,057,319

TOTAL INFORMATION TECHNOLOGY					7,794,314

MATERIALS - 10.3%
Chemicals - 0.8%
OCP SA, Senior Notes	5.625%	4/25/24	800,000		833,260	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	230,000		249,550	(a)
Scotts Miracle-Gro Co., Senior Notes	5.250%	12/15/26	360,000		363,377	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	700,000		736,750	(a)

Total Chemicals					2,182,937

Construction Materials - 1.0%
Eagle Materials Inc., Senior Notes	4.500%	8/1/26	560,000		560,174
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	690,000		610,650	(a)
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	808,746	(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	300,000		265,500	(a)
US Concrete Inc., Senior Notes	6.375%	6/1/24	520,000		551,850	(a)

Total Construction Materials					2,796,920

Containers & Packaging - 0.9%
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,290,000		1,393,200	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,030,625	(a)

Total Containers & Packaging					2,423,825

Metals & Mining - 6.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000		412,062	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000		998,725	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	470,000		475,875	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	250,000		255,000	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	850,000		864,875	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	750,000		838,125
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,300,000		1,368,047
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,500,000		1,702,875	(a)(d)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	650,000		651,300
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,790,000		1,875,025	(a)
Glencore Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,044,576
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	870,000		935,250	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,764,463
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	500,000		552,500	(a)

Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000		676,425	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000		619,500
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000		2,847,680
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		354,960
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		775,312

Total Metals & Mining					19,012,575

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.8%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000	$1,354,231
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000	263,640
Mercer International Inc., Senior Notes	6.500%	2/1/24	670,000	678,875	(a)

Total Paper & Forest Products				2,296,746

TOTAL MATERIALS				28,713,003

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	310,000	300,255	(a)
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	410,000	431,525	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	630,000	637,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	570,000	548,625	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000	466,950
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	200,000	197,000

Total Equity Real Estate Investment Trusts (REITs)				2,582,230

Real Estate Management & Development - 0.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,680,000	1,759,800

TOTAL REAL ESTATE				4,342,030

TELECOMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 7.3%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	590,000	615,813	(a)
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,000,000	1,025,000
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,510,000	909,875	*(a)(f)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000	697,281	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000	2,754,522
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,820,000	5,873,835	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,149,340
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000	2,352,104
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,000,000	2,211,726
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,330,000	1,364,912
Windstream Services LLC, Senior Notes	7.750%	10/1/21	270,000	276,807
Windstream Services LLC, Senior Notes	6.375%	8/1/23	200,000	180,000

Total Diversified Telecommunication Services				20,411,215

Wireless Telecommunication Services - 6.1%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,060,000	1,120,950	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000	2,114,456
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	740,625
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	270,000	313,708	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000	831,250	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,360,000	1,621,800	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	103,500
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,247,500
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,733,950

Sprint Spectrum Co., LLC/ Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,980,000	3,994,925	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000	1,239,112	(b)

Total Wireless Telecommunication Services				17,061,776

TOTAL TELECOMMUNICATION SERVICES				37,472,991

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 4.7%
Electric Utilities - 2.0%
Enel SpA, Junior Subordinated Bonds	7.750%	9/10/75	1,740,000	GBP	$2,412,011	(b)(d)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,521,387
Pampa Energia SA, Senior Notes	7.500%	1/24/27	840,000		832,616	(a)

Total Electric Utilities					5,766,014

Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,006,000		1,052,527	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,948,589		1,717,194

Total Independent Power and Renewable Electricity Producers					2,769,721

Multi-Utilities - 1.7%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	1,859,979	(b)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,359,738	(a)
Veolia Environnement SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,493,111

Total Multi-Utilities					4,712,828

TOTAL UTILITIES					13,248,563

TOTAL CORPORATE BONDS & NOTES (Cost - $326,937,490)					332,649,125

ASSET-BACKED SECURITIES - 1.0%
Asset Backed Funding Certificates, 2003-WMC1 M1	1.746%	6/25/33	1,121,271		1,086,116	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.854%	11/15/36	426,405		335,491	(d)
Home Equity Asset Trust, 2004-8 M1	1.626%	3/25/35	557,958		544,276	(d)
Residential Asset Mortgage Products Inc., 2003-RZ5 A7	5.470%	9/25/33	131,434		135,361
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.319%	4/25/31	1,220,430		660,446	(d)
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	48,668		49,917	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,103,084)					2,811,607

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Bear Stearns ARM Trust, 2005-12 24A1	3.093%	2/25/36	26,647		24,846	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	217,249		233,833	(a)
HarborView Mortgage Loan Trust, 2004-10 4A	3.207%	1/19/35	173,210		171,351	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	3.237%	8/25/35	751,126		748,578	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.597%	9/25/36	51,858		46,819	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,094,356)					1,225,427

CONVERTIBLE BONDS & NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	120,000		140,775	(a)

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	340,000		343,187	(a)

Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp., Senior Bonds	1.000%	12/1/20	100,000		105,688

TOTAL INFORMATION TECHNOLOGY					448,875

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $584,928)					589,650

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 0.6%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	450,000		$493,172	(g)(h)

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	337,298		337,635	(g)(h)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	578,667		577,220	(g)(h)

TOTAL HEALTH CARE					914,855

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	167,622		155,330	(g)(h)

TOTAL SENIOR LOANS (Cost - $1,519,122)					1,563,357

SOVEREIGN BONDS - 2.1%
Argentina - 0.3%
Republic of Argentina, Senior Notes	6.875%	4/22/21	360,000		383,760	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	340,000		355,810	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	200,000		198,200	(a)

Total Argentina					937,770

Peru - 0.2%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	417,954

Russia - 0.3%
Russian Federal Bond, Bonds	7.050%	1/19/28	44,320,000	RUB	683,532

Turkey - 0.3%
Republic of Turkey, Senior Notes	4.875%	10/9/26	1,000,000		934,111

United Arab Emirates - 0.5%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,404,507	(b)

United Kingdom - 0.5%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,398,179	(b)

TOTAL SOVEREIGN BONDS (Cost - $5,853,235)					5,776,053

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.2%
U.S. Government Obligations - 5.2%
U.S. Treasury Notes	1.375%	9/30/20	1,710,000		1,692,733
U.S. Treasury Notes	1.375%	10/31/20	2,500,000		2,472,070
U.S. Treasury Notes	1.375%	1/31/21	3,000,000		2,957,109
U.S. Treasury Notes	1.375%	4/30/21	3,000,000		2,947,206
U.S. Treasury Notes	1.125%	9/30/21	2,250,000		2,174,240
U.S. Treasury Notes	1.500%	8/15/26	2,440,000		2,243,370
U.S. Treasury Notes	2.000%	11/15/26	60,000		57,667

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,578,776)					14,544,395

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY‡	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC (Cost - $1,434,411)	5.500%	1,789	$1,415,976

PREFERRED STOCKS - 0.6%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Sanchez Energy Corp.	6.500%	14,000	636,840

FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp.	5.900%	37,454	984,291	(d)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.409%	3,050	78,751	(d)

TOTAL FINANCIALS			1,063,042

TOTAL PREFERRED STOCKS (Cost - $1,634,882)			1,699,882

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $356,740,284)			362,275,472

		SHARES
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $27,588)	0.461%	27,588	27,588

TOTAL INVESTMENTS - 129.4% (Cost - $356,767,872#)			362,303,060
Liabilities in Excess of Other Assets - (29.4)%			(82,242,762)

TOTAL NET ASSETS - 100.0%			$280,060,298

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

‡	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of January 31, 2017.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol
RUB	— Russian Ruble

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$19,952,257	$1,042,089	$20,994,346
Other Corporate Bonds & Notes	—	311,654,779	—	311,654,779
Asset-Backed Securities	—	2,811,607	—	2,811,607
Collateralized Mortgage Obligations	—	1,225,427	—	1,225,427
Convertible Bonds & Notes	—	589,650	—	589,650
Senior Loans	—	1,563,357	—	1,563,357
Sovereign Bonds	—	5,776,053	—	5,776,053
U.S. Government & Agency Obligations	—	14,544,395	—	14,544,395
Convertible Preferred Stocks	$1,415,976	—	—	1,415,976
Preferred Stocks	1,699,882	—	—	1,699,882

Total Long-Term Investments	3,115,858	358,117,525	1,042,089	362,275,472

Short-Term Investments†	27,588	—	—	27,588

Total Investments	$3,143,446	$358,117,525	$1,042,089	$362,303,060

Other Financial Instruments:
Forward Foreign Currency Contracts	—	1,710,599	—	1,710,599

Total	$3,143,446	$359,828,124	$1,042,089	$364,013,659

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$984,078	—	$984,078

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,139,728
Gross unrealized depreciation	(16,604,540)

Net unrealized appreciation	$5,535,188

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2017, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	784,586	USD	587,081	Bank of America N.A.	2/13/17	$15,931
EUR	1,190,000	USD	1,253,391	Bank of America N.A.	2/13/17	31,706
EUR	3,360,000	USD	3,498,775	Bank of America N.A.	2/13/17	129,735
EUR	1,120,000	USD	1,188,715	Bank of America N.A.	2/13/17	20,788
EUR	22,703,751	USD	24,158,108	Bank of America N.A.	2/13/17	359,979
USD	597,622	CAD	784,586	Bank of America N.A.	2/13/17	(5,391)
USD	31,632,618	EUR	28,373,751	Bank of America N.A.	2/13/17	991,421
GBP	8,952,373	USD	11,197,234	Citibank N.A.	2/13/17	66,827
USD	11,180,788	GBP	8,952,373	Citibank N.A.	2/13/17	(83,273)
GBP	2,000,000	USD	2,550,120	UBS AG	2/13/17	(33,679)
GBP	65,000	USD	80,334	UBS AG	2/13/17	1,451
GBP	1,000,000	USD	1,254,740	UBS AG	2/13/17	3,481
GBP	11,803,802	USD	14,767,855	UBS AG	2/13/17	83,933
USD	18,364,457	GBP	14,868,802	UBS AG	2/13/17	(343,777)
CAD	784,586	USD	598,094	Bank of America N.A.	4/20/17	5,347
USD	24,236,436	EUR	22,703,751	Bank of America N.A.	4/20/17	(359,861)
USD	602,394	EUR	564,537	Citibank N.A.	4/20/17	(9,202)
USD	11,216,643	GBP	8,952,373	Citibank N.A.	4/20/17	(66,053)
USD	14,793,516	GBP	11,803,802	UBS AG	4/20/17	(82,842)

Total						$726,521

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017